FAIR VALUE MEASUREMENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS

Note 10 - Fair Value Measurements

The Company reports certain assets at fair value in accordance with GAAP, which defines fair value and establishes a framework for measuring fair value in accordance with generally accepted accounting principles. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The guidance establishes a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The standard describes three levels of inputs that may be used to measure fair values:

Basis of Fair Value Measurements

•	Level 1 - Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

•	Level 2 – Observable inputs other than level 1 prices, such as quoted prices for similar assets; quoted prices in markets that are not active; or inputs that are observable either directly or indirectly, for substantially the full term of the asset or liability;

•	Level 3 - Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (i.e., supported by little or no market activity).

An asset’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

Fair Values of Assets Measured on a Recurring Basis

The Company’s investments in U.S. Government and federal agency, state and municipal, asset-backed and government mortgage-backed securities available-for-sale are generally classified within Level 2 of the fair value hierarchy. For these investments, we obtain fair value measurements from independent pricing services. The fair value measurements consider observable data that may include dealer quotes, market spreads, cash flows, the U.S. Treasury yield curve, trading levels, market consensus prepayment speeds, credit information and the instrument’s terms and conditions.

The following summarizes assets measured at fair value on a recurring basis at March 31, 2019 and December 31, 2018:

	Fair Value Measurements at Reporting Date Using
		Quoted Prices in	Significant	Significant
		Active Markets for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
(In thousands)	Total	Level 1	Level 2	Level 3
March 31, 2019
State and municipal	$11,535	$-	$11,535	$-
Asset-backed securities	6,048	-	6,048	-
Mortgage-backed securities	32,079	-	32,079	-
Totals	$49,662	$-	$49,662	$-

December 31, 2018
State and municipal	$20,255	$-	$20,255	$-
Asset-backed securities	6,371	-	6,371	-
Government mortgage-backed securities	24,777	-	24,777	-
Totals	$51,403	$-	$51,403	$-

The Company did not have any transfers of assets measured at fair value on a recurring basis between Levels 1 and 2 of the fair value hierarchy during the three months ended March 31, 2019.

Fair Values of Assets Measured on a Nonrecurring Basis

The Company’s only assets measured at fair value on a nonrecurring basis are loans identified as impaired for which a write-off or specific reserve has been recorded, and other real estate owned.

Certain impaired loans of the Company are reported at the fair value of the underlying collateral, less estimated selling costs. The Company classifies impaired loans as Level 3 in the fair value hierarchy. Collateral values are estimated using Level 2 inputs based upon appraisals of similar properties obtained from a third party, but can be adjusted and therefore classified as level 3. The Company classifies other real estate owned as Level 2 in the fair value hierarchy if the Company has received a purchase and sales agreement.

The following summarizes assets measured at fair value on a nonrecurring basis at March 31, 2019 and December 31, 2018:

	Fair Value Measurements at Reporting Date Using:
		Quoted Prices in	Significant	Significant
		Active Markets for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
(In thousands)	Total	Level 1	Level 2	Level 3

March 31, 2019
Impaired loans	$4,476	$-	$-	$4,476
Other real estate owned	1,720	-	1,720	-

December 31, 2018
Impaired loans	$659	$-	$-	$659
Other real estate owned	1,676	-	1,676	-

The following is a summary of the valuation methodology and unobservable inputs for Level 3 assets measured at fair value on a nonrecurring basis at March 31, 2019 and December 31, 2018:

(In thousands)	Fair Value	Valuation Technique	Unobservable Input

March 31, 2019
Impaired loans	$4,476	Real estate appraisals and business valuation	Discount for dated appraisals and comparable company evaluations

December 31, 2018
Impaired loans	$659	Real estate appraisals and business valuation	Discount for dated appraisals and comparable company evaluations

Note 15 - Fair Value Measurements

The Company reports certain assets at fair value in accordance with GAAP, which defines fair value and establishes a framework for measuring fair value in accordance with generally accepted accounting principles. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The guidance establishes a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The standard describes three levels of inputs that may be used to measure fair values:

Basis of Fair Value Measurements

•	Level 1 - Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

•	Level 2 – Observable inputs other than level 1 prices, such as quoted prices for similar assets; quoted prices in markets that are not active; or inputs that are observable either directly or indirectly, for substantially the full term of the asset or liability;

•	Level 3 - Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (i.e., supported by little or no market activity).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

Fair Values of Assets Measured on a Recurring Basis

The Company’s investments in U.S. Government and federal agency, state and municipal, asset-backed and government mortgage-backed securities available-for-sale are generally classified within Level 2 of the fair value hierarchy. For these investments, we obtain fair value measurements from independent pricing services. The fair value measurements consider observable data that may include dealer quotes, market spreads, cash flows, the U.S. Treasury yield curve, trading levels, market consensus prepayment speeds, credit information and the instrument’s terms and conditions.

The following summarizes assets measured at fair value on a recurring basis at December 31, 2018 and 2017:

	Fair Value Measurements at Reporting Date Using
		Quoted Prices in	Significant	Significant
		Active Markets for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
(In thousands)	Total	Level 1	Level 2	Level 3

December 31, 2018
State and municipal	$20,255	$-	$20,255	$-
Asset-backed securities	6,371	-	6,371	-
Mortgage-backed securities	24,777	-	24,777	-
Totals	$51,403	$-	$51,403	$-

December 31, 2017
State and municipal	$21,454	$-	$21,454	$-
Asset-backed securities	7,517	-	7,517	-
Government mortgage-backed securities	32,458	-	32,458	-
Totals	$61,429	$-	$61,429	$-

The Company did not have any transfers of assets measured at fair value on a recurring basis between Levels 1 and 2 of the fair value hierarchy during the years ended December 31, 2018 and 2017.

Fair Values of Assets Measured on a Nonrecurring Basis

The Company’s only assets measured at fair value on a nonrecurring basis are loans identified as impaired for which a write-off or specific reserve has been recorded, and other real estate owned.

Certain impaired loans of the Company are reported at the fair value of the underlying collateral, less estimated selling costs. The Company classifies impaired loans as Level 3 in the fair value hierarchy. Collateral values are estimated using Level 2 inputs based upon appraisals of similar properties obtained from a third party, but can be adjusted and therefore classified as level 3. The Company classifies other real estate owned as Level 2 in the fair value hierarchy if the Company has received a purchase and sales agreement.

The following summarizes assets measured at fair value on a nonrecurring basis at December 31, 2018 and 2017:

	Fair Value Measurements at Reporting Date Using:
		Quoted Prices in	Significant	Significant
		Active Markets for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
(In thousands)	Total	Level 1	Level 2	Level 3

December 31, 2018
Impaired loans	$659	$-	$-	$659
Other real estate owned	1,676	-	1,676	-

December 31, 2017
Impaired loans	$3,670	$-	$-	$3,670

The following is a summary of the valuation methodology and unobservable inputs for Level 3 assets measured at fair value on a nonrecurring basis at December 31, 2018 and 2017:

(In thousands)	Fair Value	Valuation Technique	Unobservable Input

December 31, 2018
Impaired loans	$659	Real estate appraisals and business valuation	Discount for dated appraisals and comparable company evaluations

December 31, 2017
Impaired loans	$3,670	Real estate appraisals	Discount for dated appraisals